Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 29 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of June 30, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

PARENT COMPANY BALANCE SHEETS

	June 30, 2025	June 30, 2024
ASSETS
Current assets
Cash	$—	$—
Prepaid expenses	99,500	99,500
Other receivables	997,436	997,436
Subtotal	1,096,936	1,096,936
Non-current assets
Investment in subsidiaries	$5,118,528	$3,734,241
Total assets	$6,215,464	$4,831,177

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Due to related party	$1,100,752	$1,100,752
Total liabilities	$1,100,752	$1,100,752

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares: HK$0.0005, or $0.00006375 par value, 780,000,000 shares authorized, 20,000,000 shares issued and outstanding	1,275	1,275
Additional paid-in capital	2,798,895	2,798,895
Safety production reserve	2,686,899	2,686,899
Statutory reserve	130,878	—
Retained earnings (accumulated deficit)	23,924	(1,153,912)
Accumulated other comprehensive loss	(527,159)	(602,732)
Total shareholders’ equity	5,114,712	3,730,425
Total liabilities and shareholders’ equity	$6,215,464	$4,831,177

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

	For the Fiscal Years Ended June 30,
	2025	2024	2023
NET LOSS OF PARENT COMPANY	$—	$(1,298)	$—
EQUITY IN EARNINGS OF SUBSIDIARIES	$1,308,714	$842,999	$(273,099)
NET INCOME (LOSS)	1,308,714	841,301	(273,099)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	75,573	(13,139)	(320,556)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$1,384,287	$828,162	$(593,655)

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Fiscal Years Ended June 30,
	2025	2024	2023
Cash Flows from Operating Activities:
Comprehensive income	$1,384,287	$828,162	$(593,655)
Other receivables	—	710	200
Prepaid expenses	—	(49,500)	—
Net cash prepared by (used in) operating activities	1,384,287	779,372	(593,455)
Cash Flows from Investing Activities:
Investments in subsidiaries	(1,384,287)	(829,460)	593,655
Net cash (used in) provided by investing activities	(1,384,287)	(829,460)	593,655
Cash Flows from Financing Activities:
Proceeds from related parties	—	49,888	—
Net cash provided by financing activities	—	49,888	—

Net (decrease) increase in cash	—	(200)	200
Cash at the beginning of year	—	200	—
Cash at the end of year	—	—	200